As filed with the Securities and Exchange Commission on November 29, 2017

1933 Act File No. 333-

1940 Act File No. 811- 23251

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 4

Invesco High Income 2024 Target Term Fund

Exact Name of Registrant as Specified in Declaration of Trust

1555 Peachtree Street, N.E. Atlanta, Georgia 30309

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(404) 439-3217

Registrant’s Telephone Number, including Area Code

John M. Zerr, Esq.

11 Greenway Plaza

Suite 1000

Houston, Texas 77046

(713) 626-1919

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

E. Carolan Berkley, Esquire Joel D. Corriero, Esquire Stradley Ronon Stevens &Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018	David Wohl, Esquire Weil, Gotshal & Manges LLP 767 Fifth Avenue New York, NY 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c).

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-217870.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fees(3)
Common Shares of Beneficial Interest, no par value	298,856	$10.00	$2,988,560	$372.08

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.
(3)	Previously paid.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering (File No. 333-217870), filed by the Registrant with the Securities and Exchange Commission, as declared effective on November 29, 2017, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

Financial Statements

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act have been filed with the Registrant’s Registration Statement on Form N-2 (Reg No. 333-217870) and are incorporated herein by reference.

2.	Exhibits:

a.	Declaration of Trust dated February 8, 2017.(1)

a.2	Certificate of Trust dated February 8, 2017.(1)

a.3	Amended and Restated Agreement and Declaration of Trust.(3)

b.	By-laws of Registrant.(3)

c.	None.

d.	None.

e.	Dividend Reinvestment Plan.(2)

f.	None.

g.	Investment Advisory Agreement.(3)

h.1	Form of Underwriting Agreement.

h.2.	Form of Master Selected Dealers Agreement.

h.3.	Form of Master Agreement Among Underwriters.

h.4	Form of Morgan Stanley Structuring and Syndication Fee Agreement.

h.5	Form of Wells Fargo Securities, LLC Structuring Fee Agreement.

h.6	Form of RBC Capital Markets, LLC Fee Agreement.

h.7	Form of Hennion & Walsh, Inc. Fee Agreement.

h.8	Form of Hilltop Securities Inc. Fee Agreement.

h.9	Form of J.J.B. Hilliard, W.L. Lyons, LLC Fee Agreement.

h.10	Form of Janney Montgomery Scott LLC Fee Agreement.

h.11	Form of Newbridge Securities Corporation Fee Agreement.

h.12	Form of Pershing LLC Fee Agreement.

h.13	Form of Wedbush Securities Inc. Fee Agreement.

h.14	Form of Wunderlich Securities, Inc. Fee Agreement.

h.15	Form of Brookline Capital Markets Fee Agreement.

h.16	Form of Huntleigh Securities Corporation Fee Agreement.

h.17	Form of Synovus Securities, Inc. Fee Agreement.

i.	Form of Trustee Deferred Compensation Agreement.

i.1.	Form of Amendment to Trustee Deferred Compensation Agreement.

j.1	Custodian Agreement between Registrant and State Street Bank and Trust Company.(2)

j.2	Appendix A to Custodian Agreement between Registrant and State Street Bank and Trust Company.(3)

k.	Transfer Agency and Services Agreement.(2)

k.1.	Amendment No. 1 to Transfer Agency and Services Agreement.(2)

k.2	Schedule A to Transfer Agency and Services Agreement.(3)

k.3.	Master Administrative Services Agreement.(3)

l.1	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.

l.2	Opinion and Consent of Morris, Nichols, Arsht & Tunnell LLP.

m.	Not Applicable.

n.	Consent of PricewaterhouseCoopers LLP.

o.	None.

p.	Subscription Agreement.(3)

q.	None.

r.	Adviser’s Code of Ethics.(3)

s.	Powers of Attorney.

(1)	Incorporated by reference to Registrant’s initial Registration Statement on Form N-2 (1933 Act File No. 333-217870) as filed with the Securities and Exchange Commission (the SEC) on May 10, 2017.
(2)	Incorporated by reference to Registrant’s Registration Statement on Form N-2/A (1933 Act File No. 333-217870) as filed with the SEC on October 27, 2017.
(3)	Incorporated by reference to Registrant’s Registration Statement on Form N-2/A (1933 Act File No. 333-217870) as filed with the SEC on November 28, 2017.

Item 26:	Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement and Form of Morgan Stanley Structuring and Syndication Fee Agreement with Morgan Stanley & Co. LLC, filed herewith as exhibits h.1., h.2., h.3., h.4., as well as the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC, the Form of Fee Agreement with RBC Capital Markets, LLC, the Form of Fee Agreement with Hennion & Walsh, Inc., the Form of Fee Agreement with Hilltop Securities Inc., the Form of Fee Agreement with J.J.B. Hilliard, W.L. Lyons, LLC, the Form of Fee Agreement with Janney Montgomery Scott LLC, the Form of Fee Agreement with Newbridge Securities Corporation, the Form of Fee Agreement with Pershing LLC, the Form of Fee Agreement with Wedbush Securities Inc., the Form of Fee Agreement with Wunderlich Securities, Inc. the Form of Fee Agreement with Brookline Capital Markets, the Form of Fee Agreement with Huntleigh Securities Corporation and the Form of Fee Agreement with Synovus Securities, Inc. filed herewith as exhibits h.5, h.6, h.7, h.8, h.9, h.10, h.11, h.12, h.13, h.14, h.15, h.16 and h.17.

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees	$11,577
Financial Industry Regulatory Authority fees	$14,450
Promotion	$1,100,000
Printing and engraving expenses	$19,000
Legal Fees	$320,000
Exchange listing fees	$20,000
Audit	$20,300
Miscellaneous expenses	$2,000

Total	$1,507,327

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At November 1, 2017:

Title of Class	Number of Record Holders
Common Shares, no par value	1

Item 30:	Indemnification

Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, dated October 18, 2017 (the “Agreement and Declaration of Trust”) and Article VII of its Bylaws, and are hereby incorporated by reference. See Item 25(2)(a) and 25(2)(b) above. Under the Agreement and Declaration of Trust:

“A Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer of the Trust; provided, however, that nothing contained herein shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office with the Trust.”

“Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.”

“In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the Trust’s assets, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on its own behalf, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of the Trust.”

Under Article VII of the Bylaws:

“To the maximum extent permitted by law, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding (other than a proceeding by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding.”

“To the maximum extent permitted by law, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the investigation, defense or settlement of such proceeding.”

“The rights to indemnification set forth in these Bylaws shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of these Bylaws or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.”

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that:

“In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser or any of its officers, directors or employees, the Adviser shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 8 of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Item 31:	Business and Other Connections of Investment Adviser and Subadviser

The only employment of a substantial nature of Invesco Adviser’s directors and officers is with the Advisers and its affiliated companies. Reference is also made to the caption “Fund Management—The Adviser” in the Prospectuses which comprises Part A of this Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of this Registration Statement.

Item 32:	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 1555 Peachtree Street, N.E., Atlanta, GA 30309, except for those maintained at its Houston offices, 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, KY 40202, or at the offices of Invesco Senior Secured Management, Inc., 1166 Avenue of the Americas, New York, New York 10036, and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and the Registrant’s Transfer Agent and Dividend Paying Agent, Computershare Trust Company, N.A., 250 Royall Street, Canton, MA, 02021.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Houston, and State of Texas, on the 29th day of November, 2017.

INVESCO HIGH INCOME 2024 TARGET TERM FUND

/S/ JOHN M. ZERR
John M. Zerr Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ SHERI MORRIS Sheri Morris	President, Principal Executive Officer and Treasurer	November 29, 2017

/S/ KELLI GALLEGOS Kelli Gallegos	Vice President and Assistant Treasurer (Principal Financial Officer)	November 29, 2017

BRUCE L. CROCKETT*	Trustee and Chair

DAVID C. ARCH*	Trustee

JAMES T. BUNCH*	Trustee

JACK M. FIELDS*	Trustee

MARTIN L. FLANAGAN*	Trustee

CYNTHIA HOSTETLER*	Trustee

ELI JONES*	Trustee

PREMA MATHAI-DAVIS*	Trustee

TERESA M. RESSEL*	Trustee

LARRY SOLL*	Trustee

ANN BARNETT STERN*	Trustee

RAYMOND STICKEL, JR.*	Trustee

PHILLIP A. TAYLOR*	Trustee

ROBERT C. TROCCOLI*	Trustee

CHRISTOPHER L. WILSON*	Trustee

By:	/S/ JOHN M. ZERR
John M. Zerr
Attorney-in-Fact

November 29, 2017

*	The powers of attorney authorizing Sherri Morris and John M. Zerr to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are filed as exhibits to this Registration Statement.

SCHEDULE OF EXHIBITS

Exhibits

h.1	Form of Underwriting Agreement.

h.2.	Form of Master Selected Dealers Agreement.

h.3.	Form of Master Agreement Among Underwriters.

h.4	Form of Morgan Stanley Structuring and Syndication Fee Agreement.

h.5	Form of Wells Fargo Securities, LLC Structuring Fee Agreement.

h.6	Form of RBC Capital Markets, LLC Fee Agreement.

h.7	Form of Hennion & Walsh, Inc. Fee Agreement.

h.8	Form of Hilltop Securities Inc. Fee Agreement.

h.9	Form of J.J.B. Hilliard, W.L. Lyons, LLC Fee Agreement.

h.10	Form of Janney Montgomery Scott LLC Fee Agreement.

h.11	Form of Newbridge Securities Corporation Fee Agreement.

h.12	Form of Pershing LLC Fee Agreement.

h.13	Form of Wedbush Securities Inc. Fee Agreement.

h.14	Form of Wunderlich Securities, Inc. Fee Agreement.

h.15	Form of Brookline Capital Markets Fee Agreement.

h.16	Form of Huntleigh Securities Corporation Fee Agreement.

h.17	Form of Synovus Securities, Inc. Fee Agreement.

i.	Form of Trustee Deferred Compensation Agreement.

i.1	Form of Amendment to Trustee Deferred Compensation Agreement.

l.1	Opinion and consent of Stradley Ronon Stevens & Young, LLP.

l.2	Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP.

n.	Consent of PricewaterhouseCoopers LLP.

s.	Powers of Attorney.